SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Convertible Preferred Stock

On November 3, 2022, the Company entered a Securities Purchase Agreement (the “Purchase Agreement”) with GHS, whereby GHS agreed to purchase, Three Hundred Fifty (350) shares of the Company’s Class E Preferred Stock in two equal tranches of One Hundred Seventy Five Thousand ($175,000) Dollars. The first tranche (the “Initial Closing Date”), occurred promptly upon execution of the Purchase Agreement, is the purchase of One Hundred Seventy Five (175) shares of Class E Preferred Stock for One Hundred Seventy Five Thousand Dollars ($175,000). The second tranche, scheduled for Fifteen (15) trading days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the Purchase Agreement, is the purchase of One Hundred Seventy Five (175) shares of Class E Preferred Stock for One Hundred Seventy Five Thousand Dollars ($175,000). In addition the Company issued GHS ten shares of Class E Preferred Stock upon the Initial Closing Date as an equity incentive, and agreed to issue ten shares of Class E Preferred Stock upon the closing of the second tranche as an equity incentive.

On November 3, 2022 the Company filed with the State of Nevada, an Amended and Restated Certificate of Designation for the Class E Preferred Stock to increase the number of authorized shares of Class E Preferred Stock to 2,500. All other terms of the Certificate of Designation for the Class E Preferred Stock remain as originally provided.

The foregoing description of the terms of the Purchase Agreement does not purport to be complete and is qualified in its entirety by the complete text of the document attached as an exhibit to the Company’s Current Report on Form 8-K.

Original Issue Discount Notes

On October 25, 2022, the Company entered a Securities Purchase Agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company.

Each Note was designated as a 20% Original Issue Discount Senior Note due the earlier of January 21, 2023 or upon the occurrence of the Liquidity Event (as defined in the Note). If the Notes remain outstanding after the Maturity Date or an Event of Default (each as defined in the Note), then the Notes are subject to an interest rate of 15% per annum, provided that if (x) the Liquidity Event occurs on or prior to January 21, 2023 and (y) the Company pays the outstanding principal of the Notes to the holder, then such interest will be waived retroactive to the date of the first issuance of the Notes (the “Original Issue Date”). Upon an Event of Default, the sum of the outstanding principal amount of the Notes and any accrued and unpaid interest thereon shall become, at the election of the holder of the Notes, immediately due and payable in cash. The Company shall have the option to prepay the Notes at any time after the Original Issue Date prior to or on the Maturity Date at an amount equal to the sum of the outstanding principal amount of the Notes and any accrued and unpaid interest thereon, without any prepayment premium or penalty.

The foregoing description of the terms of the OID Purchase Agreement and the Notes do not purport to be complete and is qualified in its entirety by the complete text of the documents attached as an exhibit to the Company’s Current Report on Form 8-K.

NOTE 11 - SUBSEQUENT EVENTS

On January 6, 2022, 114,117 shares of Series A Preferred Stock were converted into 2,852,925 shares of common stock by a former officer and director.  On January 3, 2022, February 1, 2022, and February 15, 2022,  1,620,000 shares, 2,012,390 shares, and 3,000,000 shares, respectively, of common stock were issued to GHS Investments LLC, pursuant to the Form S-1 Registration Statement filed by the Company in October 2021.